Annual Total Returns - AMERICAN CENTURY MUNICIPAL TRUST	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
HIGH-YIELD MUNICIPAL FUND | HIGH-YIELD MUNICIPAL FUND, INVESTOR CLASS
Prospectus [Line Items]
Annual Return [Percent]	5.39%	5.89%	(13.10%)	5.86%	4.65%	9.39%	1.46%	9.24%	0.46%	5.02%
INTERMEDIATE-TERM TAX-FREE BOND FUND | INTERMEDIATE-TERM TAX-FREE BOND FUND, INVESTOR CLASS
Prospectus [Line Items]
Annual Return [Percent]	1.65%	5.43%	(7.89%)	2.00%	4.76%	6.70%	0.92%	4.77%	(0.37%)	2.47%
TAX-FREE MONEY MARKET FUND | TAX-FREE MONEY MARKET FUND, INVESTOR CLASS
Prospectus [Line Items]
Annual Return [Percent]	3.06%	3.01%	0.84%	0.01%	0.36%	1.05%	1.01%	0.45%	0.14%	0.01%